Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000009916 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class A
Trading Symbol	HFLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	1.00%	[1],[2]
Net Assets	$ 1,029,449,022
Holdings Count | Holding	375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.

C000009918 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class C
Trading Symbol	HFLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$87*	1.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 87	[3]
Expense Ratio, Percent	1.75%	[3],[4]
Net Assets	$ 1,029,449,022
Holdings Count | Holding	375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.

C000035169 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class I
Trading Symbol	HFLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$37*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 37	[5]
Expense Ratio, Percent	0.75%	[5],[6]
Net Assets	$ 1,029,449,022
Holdings Count | Holding	375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.

C000040930 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R3
Trading Symbol	HFLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$62*	1.25%*
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 62	[7],[8]
Expense Ratio, Percent	1.25%	[7],[8],[9]
Net Assets	$ 1,029,449,022
Holdings Count | Holding	375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.

C000040931 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R4
Trading Symbol	HFLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50*	1.00%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[10]
Expense Ratio, Percent	1.00%	[10],[11]
Net Assets	$ 1,029,449,022
Holdings Count | Holding	375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.

C000040932 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R5
Trading Symbol	HFLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$39*	0.79%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 39	[12]
Expense Ratio, Percent	0.79%	[12],[13]
Net Assets	$ 1,029,449,022
Holdings Count | Holding	375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.

C000009919 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class Y
Trading Symbol	HFLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$37*	0.75%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 37	[14]
Expense Ratio, Percent	0.75%	[14],[15]
Net Assets	$ 1,029,449,022
Holdings Count | Holding	375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.

C000185695 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class F
Trading Symbol	HFLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33*	0.67%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 33	[16]
Expense Ratio, Percent	0.67%	[16],[17]
Net Assets	$ 1,029,449,022
Holdings Count | Holding	375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,029,449,022
Total number of portfolio holdings	375
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	88.3%
Corporate Bonds	4.1%
Exchange-Traded Funds	3.2%
Asset & Commercial Mortgage-Backed Securities	1.8%
Common Stocks	0.3%
Rights	0.2%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.0%
Total	100.0%
†	Percentage rounds to zero.

C000009947 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class A
Trading Symbol	HAHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$47	0.95%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[18]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000009949 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class C
Trading Symbol	HAHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.73%
^	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.73%	[19]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000049003 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class I
Trading Symbol	HAHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[20]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000040942 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R3
Trading Symbol	HAHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$63	1.27%
^	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%	[21]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000040943 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R4
Trading Symbol	HAHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$48	0.97%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[22]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000040944 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R5
Trading Symbol	HAHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$33	0.67%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[23]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000227371 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R6
Trading Symbol	HAHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$27	0.55%
^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[24]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000009950 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class Y
Trading Symbol	HAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$33	0.66%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[25]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000185702 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class F
Trading Symbol	HAHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$27	0.55%
^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[26]
Net Assets	$ 434,019,004
Holdings Count | Holding	311
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$434,019,004
Total number of portfolio holdings	311
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.4%
Senior Floating Rate Interests	2.1%
Preferred Stocks	0.3%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.3%
Total	100.0%

C000009961 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class A
Trading Symbol	HIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.85%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[27]
Net Assets	$ 316,583,686
Holdings Count | Holding	206
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009963 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class C
Trading Symbol	HIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.64%
^	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%	[28]
Net Assets	$ 316,583,686
Holdings Count | Holding	206
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000035174 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class I
Trading Symbol	HIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$31	0.62%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[29]
Net Assets	$ 316,583,686
Holdings Count | Holding	206
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040951 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R3
Trading Symbol	HIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$60	1.20%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[30]
Net Assets	$ 316,583,686
Holdings Count | Holding	206
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040952 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R4
Trading Symbol	HIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$45	0.90%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[31]
Net Assets	$ 316,583,686
Holdings Count | Holding	206
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040953 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R5
Trading Symbol	HIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$29	0.58%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[32]
Net Assets	$ 316,583,686
Holdings Count | Holding	206
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009964 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class Y
Trading Symbol	HIPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$30	0.59%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[33]
Net Assets	$ 316,583,686
Holdings Count | Holding	206
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185705 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class F
Trading Symbol	HIPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$24	0.48%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[34]
Net Assets	$ 316,583,686
Holdings Count | Holding	206
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$316,583,686
Total number of portfolio holdings	206
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.2%
Foreign Government Obligations	7.9%
Corporate Bonds	2.8%
Senior Floating Rate Interests	2.4%
Asset & Commercial Mortgage-Backed Securities	2.0%
Convertible Bonds	1.9%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	3.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009965 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class A
Trading Symbol	HNCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$66	1.30%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[35]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000009967 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class C
Trading Symbol	HNCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$104	2.05%
^	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.05%	[36]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000035175 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class I
Trading Symbol	HNCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$50	0.98%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[37]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000040954 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R3
Trading Symbol	HNCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$80	1.57%
^	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%	[38]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000040955 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R4
Trading Symbol	HNCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$65	1.27%
^	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[39]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000040956 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R5
Trading Symbol	HNCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$51	1.00%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[40]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000200564 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R6
Trading Symbol	HNCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$43	0.85%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[41]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000009968 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class Y
Trading Symbol	HNCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$48	0.95%
^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[42]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000185707 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class F
Trading Symbol	HNCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$43	0.85%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[43]
Net Assets	$ 303,626,867
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$303,626,867
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.4%
Germany	10.4%
United Kingdom	9.7%
France	8.9%
Taiwan	8.0%
Netherlands	6.8%
United States	6.2%
China	5.6%
Italy	5.2%
Switzerland	5.0%
Other**	20.4%
Short-Term Investments	0.0%†
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
†	Percentage rounds to zero.

C000009969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class A
Trading Symbol	IHOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.09%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[44]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class C
Trading Symbol	HIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$96	1.87%
^	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.87%	[45]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000064694 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class I
Trading Symbol	IHOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.78%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[46]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040957 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R3
Trading Symbol	IHORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$73	1.41%
^	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%	[47]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040958 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R4
Trading Symbol	IHOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$57	1.11%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[48]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040959 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R5
Trading Symbol	IHOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.79%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[49]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000148292 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R6
Trading Symbol	IHOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.69%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[50]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009972 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class Y
Trading Symbol	HAOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$41	0.79%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[51]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185709 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class F
Trading Symbol	IHOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$36	0.69%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[52]
Net Assets	$ 3,771,164,287
Holdings Count | Holding	81
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,771,164,287
Total number of portfolio holdings (excluding derivatives, if any)	81
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Germany	15.4%
Japan	13.2%
United Kingdom	11.7%
United States	8.9%
France	7.7%
Canada	6.5%
China	6.2%
India	3.7%
Taiwan	3.3%
South Korea	2.8%
Other**	16.4%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000010008 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class A
Trading Symbol	HSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$38	0.75%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[53]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000010010 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class C
Trading Symbol	HSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$77	1.53%
^	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%	[54]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000085295 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class I
Trading Symbol	HSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$25	0.49%
^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[55]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000105490 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R3
Trading Symbol	HSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$50	1.00%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 50	[56]
Expense Ratio, Percent	1.00%	[56],[57]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000105491 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R4
Trading Symbol	HSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$37	0.74%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[58]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000105492 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R5
Trading Symbol	HSDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$27	0.54%
^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[59]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000211747 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R6
Trading Symbol	HSDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$22	0.43%
^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[60]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000010011 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class Y
Trading Symbol	HSDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$25	0.49%
^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[61]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185721 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class F
Trading Symbol	HSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$21	0.42%
^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[62]
Net Assets	$ 1,943,237,742
Holdings Count | Holding	667
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,943,237,742
Total number of portfolio holdings	667
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.3%
Asset & Commercial Mortgage-Backed Securities	23.9%
U.S. Government Securities	13.1%
Senior Floating Rate Interests	11.8%
U.S. Government Agencies^	6.6%
Municipal Bonds	0.1%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000010042 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class A
Trading Symbol	ITBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.67%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[63]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000010044 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class C
Trading Symbol	HABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.56%
^	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[64]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000035179 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class I
Trading Symbol	ITBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$19	0.37%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[65]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040987 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R3
Trading Symbol	ITBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$52	1.03%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[66]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040988 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R4
Trading Symbol	ITBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R4	$33	0.66%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 33	[67]
Expense Ratio, Percent	0.66%	[67],[68]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040989 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R5
Trading Symbol	ITBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$21	0.42%
^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[69]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000148296 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R6
Trading Symbol	ITBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$16	0.31%
^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[70]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000010045 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class Y
Trading Symbol	HABYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$19	0.37%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[71]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000185727 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class F
Trading Symbol	ITBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$16	0.31%
^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[72]
Net Assets	$ 4,369,780,096
Holdings Count | Holding	1,608
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$4,369,780,096
Total number of portfolio holdings	1,608
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	32%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.4%
U.S. Government Securities	31.9%
Corporate Bonds	20.0%
Asset & Commercial Mortgage-Backed Securities	16.3%
Foreign Government Obligations	2.2%
Municipal Bonds	0.7%
Common Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.8%
Other Assets & Liabilities	(8.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000048995 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	HHMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$33	0.66%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[73]
Net Assets	$ 1,866,064,537
Holdings Count | Holding	773
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000048997 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	HHMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$71	1.44%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%	[74]
Net Assets	$ 1,866,064,537
Holdings Count | Holding	773
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000048998 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	HHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[75]
Net Assets	$ 1,866,064,537
Holdings Count | Holding	773
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000200566 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	HHMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$22	0.44%
^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[76]
Net Assets	$ 1,866,064,537
Holdings Count | Holding	773
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000185741 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class F
Trading Symbol	HHMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$17	0.34%
^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[77]
Net Assets	$ 1,866,064,537
Holdings Count | Holding	773
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$1,866,064,537
Total number of portfolio holdings (excluding derivatives, if any)	773
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.9%
School District	9.8%
Airport	9.0%
Transportation	7.3%
Single Family Housing	7.0%
General Obligation	6.4%
Medical	5.2%
Nursing Homes	4.5%
Development	4.3%
Power	3.2%
Other*	11.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000049001 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class A
Trading Symbol	HSNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45*	0.89%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 45	[78]
Expense Ratio, Percent	0.89%	[78],[79]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000048999 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class C
Trading Symbol	HSNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80*	1.61%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 80	[80]
Expense Ratio, Percent	1.61%	[80],[81]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000049000 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class I
Trading Symbol	HSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$31*	0.62%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 31	[82]
Expense Ratio, Percent	0.62%	[82],[83]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105493 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R3
Trading Symbol	HSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$62*	1.24%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 62	[84]
Expense Ratio, Percent	1.24%	[84],[85]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105494 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R4
Trading Symbol	HSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$47*	0.93%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 47	[86]
Expense Ratio, Percent	0.93%	[86],[87]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105495 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R5
Trading Symbol	HSNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$31*	0.62%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 31	[88]
Expense Ratio, Percent	0.62%	[88],[89]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000148300 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R6
Trading Symbol	HSNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$26*	0.52%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 26	[90]
Expense Ratio, Percent	0.52%	[90],[91]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000052097 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class Y
Trading Symbol	HSNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$32*	0.63%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 32	[92]
Expense Ratio, Percent	0.63%	[92],[93]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000185743 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class F
Trading Symbol	HSNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$26*	0.52%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 26	[94]
Expense Ratio, Percent	0.52%	[94],[95]
Net Assets	$ 3,653,128,143
Holdings Count | Holding	1,339
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,653,128,143
Total number of portfolio holdings	1,339
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	39%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	34.5%
Asset & Commercial Mortgage-Backed Securities	20.9%
U.S. Government Agencies^	13.6%
Senior Floating Rate Interests	12.5%
U.S. Government Securities	11.7%
Convertible Bonds	7.0%
Foreign Government Obligations	6.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.7%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	(7.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000065302 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class A
Trading Symbol	HDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50*	0.98%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[96]
Expense Ratio, Percent	0.98%	[96],[97]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065304 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class C
Trading Symbol	HDVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92*	1.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 92	[98]
Expense Ratio, Percent	1.80%	[98],[99]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065306 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class I
Trading Symbol	HDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$33*	0.65%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 33	[100]
Expense Ratio, Percent	0.65%	[100],[101]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065307 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R3
Trading Symbol	HDVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$64*	1.25%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 64	[102]
Expense Ratio, Percent	1.25%	[102],[103]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065308 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R4
Trading Symbol	HDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$50*	0.97%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 50	[104]
Expense Ratio, Percent	0.97%	[104],[105]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065309 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R5
Trading Symbol	HDVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$34*	0.67%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 34	[106]
Expense Ratio, Percent	0.67%	[106],[107]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000200567 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R6
Trading Symbol	HDVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$28*	0.55%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 28	[108]
Expense Ratio, Percent	0.55%	[108],[109]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065305 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class Y
Trading Symbol	HDVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$34*	0.66%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 34	[110]
Expense Ratio, Percent	0.66%	[110],[111]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185747 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class F
Trading Symbol	HDVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$28*	0.55%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 28	[112]
Expense Ratio, Percent	0.55%	[112],[113]
Net Assets	$ 616,179,675
Holdings Count | Holding	452
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$616,179,675
Total number of portfolio holdings (excluding derivatives, if any)	452
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.3%
United Kingdom	8.4%
France	8.3%
China	7.0%
Germany	6.9%
United States	5.9%
Taiwan	4.7%
India	4.3%
Canada	4.0%
Netherlands	3.5%
Other**	29.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089180 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class A
Trading Symbol	HILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$61	1.16%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[114]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089181 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class C
Trading Symbol	HILCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101	1.92%
^	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.92%	[115]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089182 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class I
Trading Symbol	HILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47	0.89%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[116]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089183 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R3
Trading Symbol	HILRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$77	1.47%
^	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.47%	[117]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089184 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R4
Trading Symbol	HILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61	1.17%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[118]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089185 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R5
Trading Symbol	HILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$47	0.89%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[119]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000211748 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R6
Trading Symbol	HILUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[120]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000089186 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class Y
Trading Symbol	HILYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$47	0.89%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[121]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185753 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class F
Trading Symbol	HILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$41	0.79%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[122]
Net Assets	$ 7,803,594,945
Holdings Count | Holding	232
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$7,803,594,945
Total number of portfolio holdings	232
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	21.9%
France	12.1%
United Kingdom	10.5%
United States	6.7%
Germany	6.3%
Netherlands	4.6%
Brazil	4.1%
South Korea	4.1%
Italy	4.0%
Hong Kong	2.6%
Other**	18.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	3.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101254 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class A
Trading Symbol	HLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.18%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[123]
Net Assets	$ 24,901,388
Holdings Count | Holding	565
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%

C000101255 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class C
Trading Symbol	HLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$97	1.93%
^	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.93%	[124]
Net Assets	$ 24,901,388
Holdings Count | Holding	565
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%

C000101256 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class I
Trading Symbol	HLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47	0.93%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[125]
Net Assets	$ 24,901,388
Holdings Count | Holding	565
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%

C000101257 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R3
Trading Symbol	HLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$74	1.48%
^	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%	[126]
Net Assets	$ 24,901,388
Holdings Count | Holding	565
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%

C000101258 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R4
Trading Symbol	HLDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$59	1.18%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[127]
Net Assets	$ 24,901,388
Holdings Count | Holding	565
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%

C000101259 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R5
Trading Symbol	HLDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$44	0.88%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[128]
Net Assets	$ 24,901,388
Holdings Count | Holding	565
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%

C000101260 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class Y
Trading Symbol	HLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.88%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[129]
Net Assets	$ 24,901,388
Holdings Count | Holding	565
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%

C000185755 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class F
Trading Symbol	HLDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$42	0.83%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[130]
Net Assets	$ 24,901,388
Holdings Count | Holding	565
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$24,901,388
Total number of portfolio holdings	565
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	55.5%
Corporate Bonds	35.2%
U.S. Government Securities	1.1%
Convertible Bonds	0.7%
Purchased Options	0.2%
Short-Term Investments	0.9%
Other Assets & Liabilities	6.4%
Total	100.0%

C000101266 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	HERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$72	1.45%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[131]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101267 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	HERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$110	2.20%
^	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.20%	[132]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101261 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	HERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$58	1.16%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[133]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101262 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	HERRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$85	1.70%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%	[134]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101263 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	HERSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$72	1.45%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[135]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101264 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R5
Trading Symbol	HERTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$57	1.15%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[136]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000200569 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	HERVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$49	0.98%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[137]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101265 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	HERYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$55	1.10%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[138]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185757 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	HERFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$49	0.98%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[139]
Net Assets	$ 397,340,243
Holdings Count | Holding	213
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$397,340,243
Total number of portfolio holdings (excluding derivatives, if any)	213
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
India	16.9%
Taiwan	15.4%
South Korea	10.9%
Brazil	4.0%
Saudi Arabia	3.4%
South Africa	3.4%
Thailand	2.8%
United Arab Emirates	2.4%
Mexico	1.5%
Other**	6.6%
Short-Term Investments	0.5%
Other Assets & Liabilities	3.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101268 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class A
Trading Symbol	HWDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	1.00%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[140]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101269 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class C
Trading Symbol	HWDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$88	1.74%
^	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.74%	[141]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101270 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class I
Trading Symbol	HWDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$36	0.72%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[142]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101271 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R3
Trading Symbol	HWDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$67	1.33%
^	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%	[143]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101272 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R4
Trading Symbol	HWDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$52	1.03%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[144]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101273 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R5
Trading Symbol	HWDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$37	0.73%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[145]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000148301 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R6
Trading Symbol	HWDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$31	0.62%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[146]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000101274 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class Y
Trading Symbol	HWDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$37	0.73%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[147]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000185759 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class F
Trading Symbol	HWDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$31	0.62%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[148]
Net Assets	$ 3,493,413,408
Holdings Count | Holding	2,742
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$3,493,413,408
Total number of portfolio holdings	2,742
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	14.1%
Asset & Commercial Mortgage-Backed Securities	7.8%
U.S. Government Securities	6.6%
Senior Floating Rate Interests	4.3%
U.S. Government Agencies^	2.0%
Purchased Options	0.4%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	6.5%
Other Assets & Liabilities	(0.6)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105103 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class A
Trading Symbol	HFHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$50	1.00%
^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[149]
Net Assets	$ 147,227,358
Holdings Count | Holding	376
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105104 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class C
Trading Symbol	HFHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$88	1.75%
^	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[150]
Net Assets	$ 147,227,358
Holdings Count | Holding	376
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105105 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class I
Trading Symbol	HFHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.75%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[151]
Net Assets	$ 147,227,358
Holdings Count | Holding	376
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105106 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R3
Trading Symbol	HFHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$66	1.32%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[152]
Net Assets	$ 147,227,358
Holdings Count | Holding	376
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105107 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R4
Trading Symbol	HFHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$51	1.02%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[153]
Net Assets	$ 147,227,358
Holdings Count | Holding	376
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105108 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R5
Trading Symbol	HFHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$36	0.72%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[154]
Net Assets	$ 147,227,358
Holdings Count | Holding	376
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105109 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class Y
Trading Symbol	HFHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$36	0.72%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[155]
Net Assets	$ 147,227,358
Holdings Count | Holding	376
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000185761 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class F
Trading Symbol	HFHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$33	0.65%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[156]
Net Assets	$ 147,227,358
Holdings Count | Holding	376
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$147,227,358
Total number of portfolio holdings	376
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	39.3%
Corporate Bonds	31.3%
Senior Floating Rate Interests	12.3%
U.S. Government Agencies^	9.4%
Convertible Bonds	5.0%
Common Stocks	0.2%
Preferred Stocks	0.2%
Warrants	0.0%†
Other Assets & Liabilities	2.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000156246 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class A
Trading Symbol	HMKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[157]
Net Assets	$ 76,746,621
Holdings Count | Holding	245
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$76,746,621
Total number of portfolio holdings (excluding derivatives, if any)	245
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Medical	16.3%
General Revenue	14.7%
School District	12.5%
Transportation	7.9%
Nursing Homes	7.3%
Single Family Housing	7.2%
Power	4.9%
General Obligation	4.8%
Higher Education	3.2%
Water	3.0%
Other*	14.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000156247 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class C
Trading Symbol	HMKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$71	1.44%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%	[158]
Net Assets	$ 76,746,621
Holdings Count | Holding	245
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$76,746,621
Total number of portfolio holdings (excluding derivatives, if any)	245
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Medical	16.3%
General Revenue	14.7%
School District	12.5%
Transportation	7.9%
Nursing Homes	7.3%
Single Family Housing	7.2%
Power	4.9%
General Obligation	4.8%
Higher Education	3.2%
Water	3.0%
Other*	14.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000156248 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class I
Trading Symbol	HMKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[159]
Net Assets	$ 76,746,621
Holdings Count | Holding	245
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$76,746,621
Total number of portfolio holdings (excluding derivatives, if any)	245
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Medical	16.3%
General Revenue	14.7%
School District	12.5%
Transportation	7.9%
Nursing Homes	7.3%
Single Family Housing	7.2%
Power	4.9%
General Obligation	4.8%
Higher Education	3.2%
Water	3.0%
Other*	14.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000185771 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class F
Trading Symbol	HMKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$19	0.39%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[160]
Net Assets	$ 76,746,621
Holdings Count | Holding	245
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$76,746,621
Total number of portfolio holdings (excluding derivatives, if any)	245
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
Medical	16.3%
General Revenue	14.7%
School District	12.5%
Transportation	7.9%
Nursing Homes	7.3%
Single Family Housing	7.2%
Power	4.9%
General Obligation	4.8%
Higher Education	3.2%
Water	3.0%
Other*	14.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with U.S. Government Agencies.

C000156249 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class A
Trading Symbol	HMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[161]
Net Assets	$ 38,721,728
Holdings Count | Holding	152
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$38,721,728
Total number of portfolio holdings (excluding derivatives, if any)	152
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.3%
Airport	9.0%
General Obligation	8.5%
Single Family Housing	8.3%
Transportation	7.2%
Power	5.1%
Medical	5.0%
School District	3.9%
Higher Education	2.3%
Education	2.1%
Other*	10.4%
Short-Term Investments	1.8%
Other Assets & Liabilities	8.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.

C000156250 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class C
Trading Symbol	HMJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$72	1.44%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%	[162]
Net Assets	$ 38,721,728
Holdings Count | Holding	152
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$38,721,728
Total number of portfolio holdings (excluding derivatives, if any)	152
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.3%
Airport	9.0%
General Obligation	8.5%
Single Family Housing	8.3%
Transportation	7.2%
Power	5.1%
Medical	5.0%
School District	3.9%
Higher Education	2.3%
Education	2.1%
Other*	10.4%
Short-Term Investments	1.8%
Other Assets & Liabilities	8.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.

C000156251 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class I
Trading Symbol	HMJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[163]
Net Assets	$ 38,721,728
Holdings Count | Holding	152
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$38,721,728
Total number of portfolio holdings (excluding derivatives, if any)	152
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.3%
Airport	9.0%
General Obligation	8.5%
Single Family Housing	8.3%
Transportation	7.2%
Power	5.1%
Medical	5.0%
School District	3.9%
Higher Education	2.3%
Education	2.1%
Other*	10.4%
Short-Term Investments	1.8%
Other Assets & Liabilities	8.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.

C000185773 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class F
Trading Symbol	HMJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$19	0.39%
^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[164]
Net Assets	$ 38,721,728
Holdings Count | Holding	152
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$38,721,728
Total number of portfolio holdings (excluding derivatives, if any)	152
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	28.3%
Airport	9.0%
General Obligation	8.5%
Single Family Housing	8.3%
Transportation	7.2%
Power	5.1%
Medical	5.0%
School District	3.9%
Higher Education	2.3%
Education	2.1%
Other*	10.4%
Short-Term Investments	1.8%
Other Assets & Liabilities	8.1%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other.

C000166660 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class A
Trading Symbol	HEOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$58	1.19%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%	[165]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166661 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class C
Trading Symbol	HEONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$95	1.94%
^	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.94%	[166]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166662 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class I
Trading Symbol	HEOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$44	0.89%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[167]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166663 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R3
Trading Symbol	HEORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$69	1.41%
^	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%	[168]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166664 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R4
Trading Symbol	HEOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R4	$52	1.06%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.

Expenses Paid, Amount	$ 52	[169]
Expense Ratio, Percent	1.06%	[169],[170]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166665 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R5
Trading Symbol	HEOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40	0.81%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[171]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166666 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R6
Trading Symbol	HEOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[172]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000166667 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class Y
Trading Symbol	HEOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39	0.79%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[173]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185775 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class F
Trading Symbol	HEOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[174]
Net Assets	$ 116,036,153
Holdings Count | Holding	93
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$116,036,153
Total number of portfolio holdings (excluding derivatives, if any)	93
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	43.3%
Information Technology	14.8%
Utilities	9.9%
Consumer Discretionary	9.2%
Financials	8.8%
Materials	6.2%
Consumer Staples	3.0%
Communication Services	1.9%
Real Estate	0.7%
Short-Term Investments	0.2%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class A
Trading Symbol	HGXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.18%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[175]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000175597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class C
Trading Symbol	HGXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$96	1.94%
^	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.94%	[176]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000175598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class I
Trading Symbol	HGXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$43	0.86%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[177]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000175599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R3
Trading Symbol	HGXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.41%
^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%	[178]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000175600 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R4
Trading Symbol	HGXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.11%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[179]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000175601 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R5
Trading Symbol	HGXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40	0.81%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[180]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000175602 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R6
Trading Symbol	HGXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[181]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000175603 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class Y
Trading Symbol	HGXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$39	0.79%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[182]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185166 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class F
Trading Symbol	HGXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$34	0.69%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[183]
Net Assets	$ 259,604,958
Holdings Count | Holding	67
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$259,604,958
Total number of portfolio holdings (excluding derivatives, if any)	67
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	69.1%
United Kingdom	7.7%
Netherlands	3.0%
Taiwan	2.9%
South Africa	2.4%
Switzerland	2.4%
Japan	2.1%
Brazil	1.3%
Puerto Rico	1.3%
Ireland	1.2%
Other**	4.0%
Short-Term Investments	0.7%
Other Assets & Liabilities	1.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000236422 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class A
Trading Symbol	HDBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.90%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[184]
Net Assets	$ 2,234,136,858
Holdings Count | Holding	193
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%

C000236424 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class C
Trading Symbol	HDBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$84	1.68%
^	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%	[185]
Net Assets	$ 2,234,136,858
Holdings Count | Holding	193
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%

C000236423 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class I
Trading Symbol	HDBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$34	0.68%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[186]
Net Assets	$ 2,234,136,858
Holdings Count | Holding	193
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%

C000236425 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class R5
Trading Symbol	HDBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$35	0.70%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[187]
Net Assets	$ 2,234,136,858
Holdings Count | Holding	193
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%

C000236421 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class R6
Trading Symbol	HDBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$30	0.59%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[188]
Net Assets	$ 2,234,136,858
Holdings Count | Holding	193
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%

C000236420 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class Y
Trading Symbol	HDBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$34	0.68%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[189]
Net Assets	$ 2,234,136,858
Holdings Count | Holding	193
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%

C000236419 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class F
Trading Symbol	HDBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$29	0.58%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[190]
Net Assets	$ 2,234,136,858
Holdings Count | Holding	193
Investment Company Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2025
Fund's net assets	$2,234,136,858
Total number of portfolio holdings	193
Portfolio turnover rate	331%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	59.1%
Corporate Bonds	39.3%
Foreign Government Obligations	0.7%
Preferred Stocks	0.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.1%
Total	100.0%

[1]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[2]	Annualized.
[3]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[4]	Annualized.
[5]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[6]	Annualized.
[7]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[8]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[9]	Annualized.
[10]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[11]	Annualized.
[12]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[13]	Annualized.
[14]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[15]	Annualized.
[16]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
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[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[57]	Annualized.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[68]	Annualized.
[69]	Annualized.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Annualized.
[74]	Annualized.
[75]	Annualized.
[76]	Annualized.
[77]	Annualized.
[78]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[79]	Annualized.
[80]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[81]	Annualized.
[82]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[83]	Annualized.
[84]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[85]	Annualized.
[86]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[87]	Annualized.
[88]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[89]	Annualized.
[90]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[91]	Annualized.
[92]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[93]	Annualized.
[94]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[95]	Annualized.
[96]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[97]	Annualized.
[98]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[99]	Annualized.
[100]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[101]	Annualized.
[102]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[103]	Annualized.
[104]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[105]	Annualized.
[106]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[107]	Annualized.
[108]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[109]	Annualized.
[110]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[111]	Annualized.
[112]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[113]	Annualized.
[114]	Annualized.
[115]	Annualized.
[116]	Annualized.
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[164]	Annualized.
[165]	Annualized.
[166]	Annualized.
[167]	Annualized.
[168]	Annualized.
[169]	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
[170]	Annualized.
[171]	Annualized.
[172]	Annualized.
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[190]	Annualized.